Trade and Other Payables (Details) - Schedule of other current liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Current Liabilities [Abstract]
Payroll	$ 3,932	$ 2,703
Other accruals	53	32
Total other current liabilities	$ 3,985	$ 2,735